Trade Accounts Receivable - Disclosure of Credit Risk Exposure - Individual Customers [Member] (Detail) - Trade receivables [member] - PEN (S/) S/ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,124,009	S/ 1,044,521
Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Financial assets	463,308	451,002
1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	256,663	262,668
91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	132,006	134,614
181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	122,103	98,258
More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Financial assets	149,929	97,979
Individual Customers [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	63,201	48,982
Individual Customers [Member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 21,911	S/ 19,266
Individual Customers [Member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.95%	1.37%
Individual Customers [Member] | Current (not past due) [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 18,472	S/ 14,237
Individual Customers [Member] | Current (not past due) [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 176	S/ 195
Individual Customers [Member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	7.01%	7.22%
Individual Customers [Member] | 1 - 90 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 15,097	S/ 8,063
Individual Customers [Member] | 1 - 90 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,058	S/ 582
Individual Customers [Member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	36.39%	42.50%
Individual Customers [Member] | 91 - 180 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 5,048	S/ 2,135
Individual Customers [Member] | 91 - 180 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,837	S/ 907
Individual Customers [Member] | 181 - 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	41.54%	36.56%
Individual Customers [Member] | 181 - 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 3,120	S/ 4,029
Individual Customers [Member] | 181 - 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 1,296	S/ 1,473
Individual Customers [Member] | More than 360 days past due [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	81.74%	78.51%
Individual Customers [Member] | More than 360 days past due [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 21,464	S/ 20,518
Individual Customers [Member] | More than 360 days past due [member] | Loss allowance [member]
Disclosure of credit risk exposure [line items]
Financial assets	S/ 17,544	S/ 16,109